Thrivent International Index Portfolio Annual Fund Operating Expenses - Thrivent International Index Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.37%